Cash and Cash Equivalents - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Detailed information about cash and cash equivalents [line items]
Cash received on repurchase agreements	€ 1,373	€ 1,489
Cash collateral on securities lended	€ (3,277)	€ (3,633)
Weighted effective interest rate on short-term deposits	(0.32%)	(0.17%)
Short-term deposits maturity days	31 days	23 days
Percentage of deposit with agreed maturity	1.00%
Description of cash flow based on valuation of assets	This deposit is renewed every 42-49 days, based on an updated valuation of total assets. The interest received on this deposit is equal to the ECB deposit rate (which was -40bp throughout 2017).
Minimum balance on deposit with Dutch Central Bank	€ 67	€ 63
Effects of changes in exchange rate	(196)	(23)	€ 200
Increase (decrease) in net cash flows from operating activities	2,766	2,405
Net cash flows from (used in) operating activities	553	3,319	914
Increase (decrease) in net cash flows from investing activities	118	1,693
Net cash flows from (used in) investing activities	(1,196)	(1,078)	615
Business combination consideration transferred	52
Transferred cash and cash equivalents amounted to outflow as result of reinsurance transactions and disposal of entities over which control is lost	10,768	11,347	9,594
Increase (decrease) in net cash flows from financing activities	984	2,320
Net cash flows from (used in) financing activities	519	(465)	(2,785)
Disposals [member]
Detailed information about cash and cash equivalents [line items]
Consideration received	299	69
Consideration received in cash and cash equivalents	306	56
Earn-out	7	13
Reinsurance transactions and disposal of entities [member]
Detailed information about cash and cash equivalents [line items]
Transferred cash and cash equivalents amounted to outflow as result of reinsurance transactions and disposal of entities over which control is lost	1,361	1,130
Securities lending [member]
Detailed information about cash and cash equivalents [line items]
Cash received on repurchase agreements	7,000	8,000
Cash collateral on securities lended	7	16
Income from securities lending programs	€ 11	€ 13	€ 8